SCHEDULE OF INCOME BEFORE INCOME TAX (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss before income tax	$ (9,991,445)	$ (6,565,832)	$ (15,611,931)	$ (12,131,597)
MALAYSIA
Loss before income tax			1,606,867	4,235,091
INDONESIA
Loss before income tax			1,609,362	561,712
HONG KONG
Loss before income tax			(18,818,064)	(17,250,286)
Others [Member]
Loss before income tax			$ (10,096)	$ 321,886